Fair Value Measurements - Schedule of Company's Financial Assets and Liabilities (Details) - Fair Value, Recurring [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Company
SPAC Private Placement Warrant liability	$ 419,446	$ 840,994
2025 Investor Warrant liability	3,191,215
Convertible note option liability		60,000
Earn-out share liability	2,543,600	15,560,000
Total	6,154,261	16,460,994
Level 1 [Member]
Schedule of Company
SPAC Private Placement Warrant liability
Convertible note option liability
Earn-out share liability
Total
Level 2 [Member]
Schedule of Company
SPAC Private Placement Warrant liability	419,446	840,994
Convertible note option liability
Earn-out share liability
Total	419,446	840,994
Level 3 [Member]
Schedule of Company
SPAC Private Placement Warrant liability
2025 Investor Warrant liability	3,191,215
Convertible note option liability		60,000
Earn-out share liability	2,543,600	15,560,000
Total	$ 5,734,815	$ 15,620,000